Fixed Assets, Net (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fixed Assets (Textual) [Abstract]
Cost	$ 1,091	$ 980	$ 949
Accumulated depreciation	528	497	468
Depreciation expense	95	92	94
Assets Held under Capital Leases [Member]
Fixed Assets (Textual) [Abstract]
Cost	32	32	31
Accumulated depreciation	10	8	6
Depreciation, Depletion and Amortization	$ 2	$ 2	$ 2